ASSETS HELD FOR SALE AND DISCONTINUED OPERATION	12 Months Ended
Dec. 31, 2025
Assets Held For Sale and Discontinued Operations [Abstract]
ASSETS HELD FOR SALE AND DISCONTINUED OPERATION	ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS
On December 13, 2025, the Company entered into a share purchase agreement with a third-party group (the “Buyer”) to sell the Company’s 100% interest in the Brazil Operations. The Brazil Sale Transaction closed on January 23, 2026. On closing of the Brazil Sale Transaction, the Company received cash consideration of $891.1 million, which is subject to customary post-closing working capital adjustments.
In addition to the cash received on closing, the Company is entitled to additional production-linked cash consideration of up to $115.0 million payable on January 23, 2027, based on gold ounces sold by the Brazil Operations during the 12-month period following closing (the “Brazil Measurement Period”). The contingent consideration equals 12.5% of incremental revenue from gold sales above 200,000 ounces, subject to a maximum payment of $115.0 million if sales exceed 280,000 ounces during the Brazil Measurement Period.
In connection with the Brazil Sale Transaction, the Company has provided certain indemnities to the Buyer, including those relating to pre-closing taxes and environmental and litigation matters.
At December 31, 2025, the assets and liabilities of the Brazil Operations were classified as held for sale and the disposal group was measured at the lower of its carrying amount and fair value less costs to sell. Management determined that no impairment loss was required to be recognized on the Brazil Operations disposal group as at December 31, 2025.
At December 31, 2025, the carrying amounts of the assets and liabilities of the Brazil Operations classified as held for sale were as follows:

Assets held for sale
Cash and cash equivalents(1)	$22,649
Trade and other receivables(1)	17,190
Inventories	123,065
Mineral properties, plant and equipment	725,106
Deferred income tax assets	8,226
Other assets	32,096
928,332
Liabilities relating to assets held for sale
Accounts payable and accrued liabilities(1)	146,849
Reclamation and closure cost provisions	54,644
Deferred income tax liabilities	2,178
Other liabilities	27,004
230,675
Net assets held for sale	$697,657
(1)    The financial assets and financial liabilities of the Brazil Operations classified as held for sale at December 31, 2025 are principally measured at amortized cost.
The Brazil Operations, being a component that represents a separate major geographical area of operations of the Company, has been presented as discontinued operations in these consolidated financial statements. The statement of income and related notes for the year ended December 31, 2024 have been restated to present the results of the Brazil Operations as discontinued operations.
9.    ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS (CONTINUED)
The following tables present significant information about the results and cash flows of the Brazil Operations for the years ended December 31, 2025 and 2024:

	2025	2024
Revenue	$891,941	$601,280
Operating expense	(432,636)	(392,665)
Depreciation and depletion	(160,776)	(110,691)
Other operating expenses	(9,301)	(11,664)
Income from operations	289,228	86,260
Finance expense	(6,390)	(4,079)
Finance income	876	991
Other (expense) income	(2,491)	13,599
Income before income taxes	281,223	96,771
Income tax expense	(40,891)	(17,778)
Net income from discontinued operations	$240,332	$78,993

Net income per share - discontinued operations
Basic	$0.38	$0.20
Diluted	0.38	0.17

	2025	2024
Cash provided by (used in):
Operating activities	$421,285	$222,244
Investing activities	(141,085)	(107,726)
Financing activities	(10,940)	(6,557)